Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

  Issuance and Conversion of Series B Preferred Shares: Subsequent to the balance sheet date and up to March 14, 2018, the 289 Series B-2 convertible preferred shares outstanding on December 31, 2017 were converted to common stock (Notes 3 and 8). Additionally, the Company received $7,500 of gross proceeds from the exercise of 7,500 Series B-2 preferred warrants to purchase an equal number of Series B-2 convertible preferred shares, which were used to partially repay the Company's existing indebtedness (see (b) below). In aggregate, subsequent to the balance sheet date, 7,493 Series B-2 convertible preferred shares were converted to 2,840,144 common shares, thus leaving 296 Series B-2 convertible preferred shares outstanding on March 14, 2018.

  Repayment of loans: Subsequent to the balance sheet date and up to March 14, 2018, the Company repaid $8,500 of the outstanding balance on the Addiewell loan and $8,379 of the outstanding balance on the DSI loan, using the proceeds from equity issuance (see (a) above) and sale of vessels (see (d) below), according to the respective terms of the loan agreements (Notes 4 and 6).

  Sale of the vessels classified as held for sale: Subsequent to the balance sheet date, the Company received $250 from the buyers of each of the vessels “Great” and “March” (Note 5), and an additional $1,950 for each vessel was placed by the buyers in a joint escrow account, as per the respective terms of the memoranda of agreement. The balance of the purchase price will be collected upon delivery of the vessels to the new owners, which is expected to take place by the end of March 2018.

  Sale of vessels: On February 9, 2018, the Company, through Mago Shipping Company Inc, entered into a memorandum of agreement to sell the vessel “New Jersey” to an unrelated party for demolition, for a sale price of $9,379, net of commissions to the buyers. The vessel was delivered to the new owners on March 12, 2018, and the proceeds were used to partially repay the Company's existing indebtedness (see (b) above). Furthermore, on February 28, 2018, the Company, through Likiep Shipping Company Inc., and Orangina Inc., entered into two memoranda of agreement to sell the vessels “Sagitta” and “Centaurus”, respectively, to unrelated parties, for a gross sale price of $12,300 for each vessel, and $2,460 was placed by the buyers in a joint escrow account for each vessel, as per the respective terms of the memoranda of agreement. The vessels are expected to be delivered to their new owners by the end of April 2018.

  Amendment to the 2015 Equity Incentive Plan: On February 9, 2018, the Company's board of directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 550,000 shares (Note 8).

  Determination of restricted stock awards approved in 2017: On February 9, 2018, the Company issued 161,700 restricted common shares as an award to the executive management and the non-executive directors, pursuant to the Company's board of directors' decision of February 9, 2017. The fair value of the award is $380 and the number of shares issued was based on the share closing price of February 9, 2018. One third of the shares vested on February 9, 2018 and the remainder two thirds will vest over the next two years.

  Restricted stock awards and other bonuses approved in 2018: On February 15, 2018, the Company's board of directors approved an award of restricted common stock, which was proposed by the Company's compensation committee, with an aggregate value of $5,000, to the executive management and the non-executive directors. The exact number of shares to be issued to the grantees will be based on the share closing price of February 15, 2019 and the shares will be issued on that date. One third of the shares will vest on the issuance date and the remainder two thirds will vest over the next two years. In addition, the Company's board of directors approved on February 15, 2018 a bonus of value $420 to Steamship Shipbroking Enterprises Inc., which has been accrued for as of December 31, 2017.